Share-based Compensation (Details) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Apr. 21, 2015 shares	Jun. 30, 2015 USD ($) employee $ / shares shares	Jun. 30, 2014 USD ($) employee $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 $ / shares shares
Share-based Compensation
Capitalized software development costs		$ 5,500	$ 5,000
Amortization expense for capitalized software		$ 5,200	$ 5,000
Class A-2 profits interests
Share-based Compensation
Vesting period		4 years	4 years
Expense recognized		$ 8,700	$ 7,200
Unrecognized share-based compensation expense		$ 2,900
Weighted average period for compensation expense expected to be recognized		2 years 1 month 6 days
Number of Profits Interests
Outstanding at the beginning of the period (in shares) | shares		6,069,007	4,434,452	4,434,452
Granted (in shares) | shares		6,418
Interests repurchased (in shares) | shares		(13,495)	(6,796)
Outstanding at the end of the period (in shares) | shares		6,061,930	4,427,656	6,069,007	4,434,452
Weighted Average Fair Value
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 7.05	$ 6.82	$ 6.82
Interests granted (in dollars per share) | $ / shares		7.52
Interests repurchased (in dollars per share) | $ / shares		7.17	6.46
Outstanding at the end of the period (in dollars per share) | $ / shares		$ 7.05	$ 6.82	$ 7.05	$ 6.82
Weighted Average Remaining Life, outstanding at the beginning of the period
Weighted Average Remaining Life		2 years 26 days	2 years 10 months 24 days	2 years 6 months 15 days	3 years 4 months 24 days
Interests granted (in years)		3 years
Class B interests
Share-based Compensation
Number of employees | employee		0	0
One time expense recognized		$ 31,400
Additional expense recognized		1,900
Expense recognized		$ 33,300		$ 0
Amortization expense for capitalized software			$ 8,000
Class B interests | Time based vesting
Share-based Compensation
Vesting period		4 years	4 years
Class B interests | East MIP
Share-based Compensation
One time expense recognized		$ 11,800
Additional expense recognized		600
Expense recognized		12,400		$ 0
Capitalized software development costs		$ 9,500
Amortization expense for capitalized software			$ 8,000
Class B interests | East MIP | Time based vesting
Share-based Compensation
Vesting period		4 years	4 years
Number of interests vested | shares		0		0
Non-qualified stock options | 2015 Management Incentive Plan
Share-based Compensation
Vesting period	4 years
Expiration period	10 years
Expense recognized		$ 1,400
Options forfeited (in shares) | shares		14,000
Granted (in shares) | shares	9,228,000
Weighted-average assumptions used in estimating grant date fair values
Expected life (in years)		6 years 3 months
Weighted average risk free interest rate (as a percent)		1.90%
Expected stock price volatility (as a percent)		30.00%
Expected dividend yield (as a percent)		5.05%
Weighted Average Fair Value
Interests granted (in dollars per share) | $ / shares		$ 2.95
Restricted stock units | 2015 Management Incentive Plan
Share-based Compensation
Expense recognized		$ 20
Restricted stock units | Class A common stock | 2015 Management Incentive Plan
Share-based Compensation
Vesting period	1 year
Number of Profits Interests
Granted (in shares) | shares	25,647